N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
Entity Central Index Key	0000814848
Entity Investment Company Type	N-4
Document Period End Date	Apr. 25, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

	Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals

In general, if you withdraw money from or surrender your Policy, within 7 years following your last premium payment you will be assessed a withdrawal charge. The maximum withdrawal charge is 8% of the premium withdrawn, and the maximum number of years that a withdrawal charge maybe assessed since the last premium payment is 7 years. The withdrawal charge is a percentage of each premium payment based on the date each premium is received. Funds are distributed on first-in, first-out basis, for withdrawal charge purpose only. Withdrawal charges can be found in the FEE TABLE section.

For example, the maximum withdrawal charge during the first Policy Year assuming an Accumulation Value of $100,000, is $8,000.00.

Free partial withdrawals are available during the withdrawal charge period, as provided by optional riders, at additional charge. If a withdrawal is made pursuant to a free withdrawal rider in excess of the free withdrawal amount, premiums are withdrawn first and are subject to withdrawal charges.

FEE TABLE CHARGES SURRENDERS AND WITHDRAWALS
Transaction Charges

In addition to withdrawal charges, you may be charged for other transactions, such as when you make a premium payment (state premium taxes) or transfer Accumulation Value between Investment Options (Transfer Fee).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the partial withdrawal or surrender.

FEE TABLE CHARGES

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

Ongoing Fees and Expenses (annual charges)	ANNUAL FEE	MINIMUM	MAXIMUM	FEE TABLE CHARGES APPENDIX A
	Base Policy (1) (2) (3)	1.00%	1.35%
	Base Policy (3)	$40	$50
	Investment Options (4) (Portfolio Company fees and expenses)	0.35%	2.02%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% (5)	2.50% (6)

(1)	Deducted daily from assets allocated to the Separate Account to equal the annual percentage shown.
(2)	The total of mortality and expense risk charge plus administrative fee.
(3)	An Annual Policy Fee is also withdrawn each Policy Anniversary. The Maximum Annual Policy Fee is $50, and the Minimum Annual Policy Fee is $40. The Annual Policy Fee is waived only in those Policy Years that Accumulation Value is at least $50,000 on a Policy Anniversary.
(4)	Total operating expenses charged by the portfolio companies before any waivers or reductions.
(5)	Deducted monthly from Accumulation Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the Return of Premium Death Benefit Rider.
(6)	Charge is determined by applying the percentage to the Rider Charge Base and is deducted during the accumulation and withdrawal phases. Deducted monthly from Accumulation Value to equal the annual % shown. This charge is the maximum charge for the most expensive optional benefit, the Waypoint Income Rider – Joint Spousal. Not available in qualified employer retirement plans. Available in IRAs (Traditional, Roth, SEP, and SIMPLE) and non-qualified plans.

	Fees and Expenses	Location in Prospectus
Ongoing Fees and Expenses (annual charges) (continued)

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Policy, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost:

$1,609

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Least expensive combination of Policy Classes and Portfolio Company fees and expenses

•        No optional benefits

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Highest Annual Cost:

$6,974

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Most expensive combination of Policy Classes, optional benefits, and Portfolio Company fees and expenses

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]

In general, if you withdraw money from or surrender your Policy, within 7 years following your last premium payment you will be assessed a withdrawal charge. The maximum withdrawal charge is 8% of the premium withdrawn, and the maximum number of years that a withdrawal charge maybe assessed since the last premium payment is 7 years. The withdrawal charge is a percentage of each premium payment based on the date each premium is received. Funds are distributed on first-in, first-out basis, for withdrawal charge purpose only. Withdrawal charges can be found in the FEE TABLE section.

For example, the maximum withdrawal charge during the first Policy Year assuming an Accumulation Value of $100,000, is $8,000.00.

Free partial withdrawals are available during the withdrawal charge period, as provided by optional riders, at additional charge. If a withdrawal is made pursuant to a free withdrawal rider in excess of the free withdrawal amount, premiums are withdrawn first and are subject to withdrawal charges.

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Other Amount) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000.00
Transaction Charges [Text Block]

In addition to withdrawal charges, you may be charged for other transactions, such as when you make a premium payment (state premium taxes) or transfer Accumulation Value between Investment Options (Transfer Fee).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the partial withdrawal or surrender.

Ongoing Fees and Expenses [Table Text Block]

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

Ongoing Fees and Expenses (annual charges)	ANNUAL FEE	MINIMUM	MAXIMUM	FEE TABLE CHARGES APPENDIX A
	Base Policy (1) (2) (3)	1.00%	1.35%
	Base Policy (3)	$40	$50
	Investment Options (4) (Portfolio Company fees and expenses)	0.35%	2.02%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% (5)	2.50% (6)

(1)	Deducted daily from assets allocated to the Separate Account to equal the annual percentage shown.
(2)	The total of mortality and expense risk charge plus administrative fee.
(3)	An Annual Policy Fee is also withdrawn each Policy Anniversary. The Maximum Annual Policy Fee is $50, and the Minimum Annual Policy Fee is $40. The Annual Policy Fee is waived only in those Policy Years that Accumulation Value is at least $50,000 on a Policy Anniversary.
(4)	Total operating expenses charged by the portfolio companies before any waivers or reductions.
(5)	Deducted monthly from Accumulation Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the Return of Premium Death Benefit Rider.
(6)	Charge is determined by applying the percentage to the Rider Charge Base and is deducted during the accumulation and withdrawal phases. Deducted monthly from Accumulation Value to equal the annual % shown. This charge is the maximum charge for the most expensive optional benefit, the Waypoint Income Rider – Joint Spousal. Not available in qualified employer retirement plans. Available in IRAs (Traditional, Roth, SEP, and SIMPLE) and non-qualified plans.

	Fees and Expenses	Location in Prospectus
Ongoing Fees and Expenses (annual charges) (continued)

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Policy, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost:

$1,609

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Least expensive combination of Policy Classes and Portfolio Company fees and expenses

•        No optional benefits

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Highest Annual Cost:

$6,974

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Most expensive combination of Policy Classes, optional benefits, and Portfolio Company fees and expenses

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%	[1],[2],[3]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.35%	[1],[2],[3]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.35%	[4]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.02%	[4]
Optional Benefits Minimum [Percent]	0.20%	[5]
Optional Benefits Maximum [Percent]	2.50%	[6]
Lowest Annual Cost [Dollars]	$ 1,609
Highest Annual Cost [Dollars]	$ 6,974
Risks [Table Text Block]
Risks
Risk of Loss	You can lose money by investing in this Policy, including loss of your premiums (principal).	Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short-Term Investment

 This Policy is not a short term investment and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings. This Policy is not considered a short-term investment because of the 7-year surrender charge period and the possibility for taxes and a tax penalty. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

OVERVIEW OF THE POLICY PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risks Associated with Investment Options

 An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Company.

PRINCIPAL RISKS OF INVESTING IN THE POLICY OVERVIEW OF THE POLICY
Insurance Company Risks

 An investment in the Policy is subject to the risks related to the Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength, or is available upon request by contacting our Service Center at 800-745-1112.

Cover Page OVERVIEW OF THE POLICY
Restrictions
Investments

 In addition to the right of each Portfolio Company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Transfers among Subaccounts or the Fixed Account must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy Year are free. Thereafter, we charge $10 for each transfer.

For Policies issued with the No Surrender Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute portfolio companies as Investment Options that are available under the Policy.

PRINCIPAL RISKS OF INVESTING IN THE POLICY GENERAL DESCRIPTION OF THE POLICY BENEFITS AVAILABLE UNDER THE POLICY APPENDIX A

	Restrictions	Location in Prospectus
Optional Benefits

Some optional benefits were available to be elected at Policy issue only. Certain optional benefits limit or restrict the Investment Options that you may select under the Policy. We may change these restrictions in the future. Withdrawals that exceed the limits of an optional benefit rider may affect the availability of the benefit by reducing the benefit, and/or could transition the rider into a new phase automatically. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

While the Waypoint Income Rider is in force, all Policy Accumulation Value must be allocated to the permitted Investment Options approved for this rider.

BENEFITS AVAILABLE UNDER THE POLICY
Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

TAXES APPENDIX B
Conflicts of Interest
Investment Professional Compensation

 Your representative may receive compensation for selling this Policy to you, both in the form of commissions and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your representative to recommend this Policy over another investment for which the representative is not compensated or compensated less.

CHARGES
Exchanges

 Some representatives may have financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable to purchase the new Policy, rather than continue to own your current Policy.

CHARGES

Investment Restrictions [Text Block]

 In addition to the right of each Portfolio Company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Transfers among Subaccounts or the Fixed Account must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy Year are free. Thereafter, we charge $10 for each transfer.

For Policies issued with the No Surrender Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute portfolio companies as Investment Options that are available under the Policy.

Optional Benefit Restrictions [Text Block]

Some optional benefits were available to be elected at Policy issue only. Certain optional benefits limit or restrict the Investment Options that you may select under the Policy. We may change these restrictions in the future. Withdrawals that exceed the limits of an optional benefit rider may affect the availability of the benefit by reducing the benefit, and/or could transition the rider into a new phase automatically. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

While the Waypoint Income Rider is in force, all Policy Accumulation Value must be allocated to the permitted Investment Options approved for this rider.

Tax Implications [Text Block]

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Investment Professional Compensation [Text Block]	Your representative may receive compensation for selling this Policy to you, both in the form of commissions and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your representative to recommend this Policy over another investment for which the representative is not compensated or compensated less.
Exchanges [Text Block]	Some representatives may have financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable to purchase the new Policy, rather than continue to own your current Policy.
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy or transfer Accumulation Value between Investment Options. State premium taxes may also be deducted.

► denotes Base Policy; ❖ denotes Optional Rider

TRANSACTION EXPENSES
Sales Load Imposed on Purchases	0%

Premium Taxes *	3.5%

Deferred Sales Load (or Surrender Charge) *	8%

Exchange Fee *	$10

Wire Transfer Fee (per wire) *	$14

*	Charges and Fees are more fully explained in the CHARGES section.

The next table describes the fees and expenses that you will pay each year during the time that you own the Policy (not including Portfolio Company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL POLICY EXPENSES
	Guaranteed Maximum Fees	Current Fees
ADMINISTRATIVE EXPENSES (1, 2)	$50	$40
BASE POLICY EXPENSES (3)	1.35%	1.00%
OPTIONAL BENEFIT EXPENSES (4)
Annual Withdrawal Fees
► Base Policy Annual Withdrawal Charge (5)	0%	0%
❖ Annual Fees For Optional Withdrawal Charge Riders:
❖ 4-Year Surrender Charge Rider (6) (7)	0.35%	0.20%
❖ No Surrender Charge Rider (6)	0.60%	0.40%
❖ Minimum Premium Rider (6) (8)	0.50%	0.35%
❖ Step-Up Death Benefit Rider (6)	0.50%	0.25%
❖ Return of Premium Death Benefit Rider (6)	0.20%	0.10%
❖ Enhanced Death Benefit Rider (6)	0.40%	0.30%
❖ Waypoint Income Rider (6) (9)
Single Life	2.00%	1.25%
Joint Spousal (9)	2.50%	1.40%

(1)	Annual Policy Fee waived only in those Policy Years that Accumulation Value is at least $50,000 on a Policy Anniversary.
(2)	Deducted at the end of the Policy Year or upon a total surrender.
(3)	Base Policy Expenses include both the mortality and expense charge and administrative fee. These expenses are deducted daily from assets allocated to the Separate Account to equal the annual % shown.
(4)	Charges are a percentage of Accumulation Value, except for the charge for the Waypoint Income Rider which is a percentage of Rider Charge Base. See "Rider Charge Base" in the Waypoint Income Rider section.
(5)	Policies issued with the base policy withdrawal charge do not incur additional annual withdrawal fees. Annual withdrawal fees are for policies issued with Optional Withdrawal Charge Riders. On a base policy, we will deduct any applicable withdrawal charge from Accumulation Value upon a full surrender or partial withdrawal. The fee is a percentage of each premium withdrawn, and decreases from 8% to 0% based on the number of years since receipt of premium, with 0% charged on and after 8 years from receipt of premium. See the CHARGES section for more information.
(6)	Deducted monthly to equal the annual percentage shown.
(7)	10% of the Accumulation Value may be withdrawn each year after the first Policy Year without a surrender charge. Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
(8)	Waived in all years after waiver threshold of $25,000 is met on a Policy Anniversary.
(9)	Charge is determined by applying the percentage to the Rider Charge Base and is deducted during the accumulation and withdrawal phases.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. A complete list of Portfolio Companies available under the Policy, including their annual expenses may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *	0.35%	2.02%
*	Before any waivers and reductions.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual Policy expenses, and Annual Portfolio Company Expenses.

The Example assumes that you invest $100,000 in the Policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Note that the Example assumes a $50 guaranteed maximum Policy fee for purposes of the first three examples listed ("surrender," "annuitize," "do not surrender") even though this fee currently would not be charged on a $100,000 Policy. Minimum Policy Expenses listed do not include the $50 Policy fee. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]….......................	$15,205	$28,904	$41,598	$72,465
Four-Year Surrender Charge Rider[2]……………………………………	$12,424	$20,522	$22,325	$45,169
No Surrender Charge Rider[3]…………………………………………….	$4,669	$14,036	$23,442	$47,134
Base Policy minimum expenses[4]……………………………………….	$9,365	$11,354	$12,618	$16,088

If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]….......................	$7,205	$21,644	$36,118	$72,465
Four-Year Surrender Charge Rider[2]……………………………………	$4,424	$13,333	$22,325	$45,169
No Surrender Charge Rider[3]…………………………………………….	$4,669	$14,036	$23,442	$47,134
Base Policy minimum expenses[4]……………………………………….	$1,365	$4,244	$7,334	$16,088

If you do not surrender your Policy:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]….......................	$7,205	$21,644	$36,118	$72,465
Four-Year Surrender Charge Rider[2]……………………………………	$4,424	$13,333	$22,325	$45,169
No Surrender Charge Rider[3]…………………………………………….	$4,669	$14,036	$23,442	$47,134
Base Policy minimum expenses[4]……………………………………….	$1,365	$4,244	$7,334	$16,088

(1)	This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 3.90% for the maximum combination of optional rider charges (2.50% for the Waypoint Income Rider – joint spousal; 0.50% for the Minimum Premium Rider; 0.40% for the Enhanced Death Benefit Rider; and 0.50% for the Step-Up Death Benefit Rider); plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.02%).
(2)	This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.05% for the maximum combination of optional rider charges (0.35% for the Four-Year Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.02%).
(3)	This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.30% for the maximum combination of optional rider charges (0.60% for the No Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.02%).
(4)	This example assumes current charges of 1.00% for Separate Account annual expenses; no riders; no annual policy fee (based on a $100,000 Policy); plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.35)%.

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES
Sales Load Imposed on Purchases	0%

Premium Taxes *	3.5%

Deferred Sales Load (or Surrender Charge) *	8%

Exchange Fee *	$10

Wire Transfer Fee (per wire) *	$14

*	Charges and Fees are more fully explained in the CHARGES section.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%	[7]
Exchange Fee, Maximum [Dollars]	$ 10	[7]
Other Transaction Fee, Maximum [Dollars]	$ 14	[7]
Annual Contract Expenses [Table Text Block]

ANNUAL POLICY EXPENSES
	Guaranteed Maximum Fees	Current Fees
ADMINISTRATIVE EXPENSES (1, 2)	$50	$40
BASE POLICY EXPENSES (3)	1.35%	1.00%
OPTIONAL BENEFIT EXPENSES (4)
Annual Withdrawal Fees
► Base Policy Annual Withdrawal Charge (5)	0%	0%
❖ Annual Fees For Optional Withdrawal Charge Riders:
❖ 4-Year Surrender Charge Rider (6) (7)	0.35%	0.20%
❖ No Surrender Charge Rider (6)	0.60%	0.40%
❖ Minimum Premium Rider (6) (8)	0.50%	0.35%
❖ Step-Up Death Benefit Rider (6)	0.50%	0.25%
❖ Return of Premium Death Benefit Rider (6)	0.20%	0.10%
❖ Enhanced Death Benefit Rider (6)	0.40%	0.30%
❖ Waypoint Income Rider (6) (9)
Single Life	2.00%	1.25%
Joint Spousal (9)	2.50%	1.40%

(1)	Annual Policy Fee waived only in those Policy Years that Accumulation Value is at least $50,000 on a Policy Anniversary.
(2)	Deducted at the end of the Policy Year or upon a total surrender.
(3)	Base Policy Expenses include both the mortality and expense charge and administrative fee. These expenses are deducted daily from assets allocated to the Separate Account to equal the annual % shown.
(4)	Charges are a percentage of Accumulation Value, except for the charge for the Waypoint Income Rider which is a percentage of Rider Charge Base. See "Rider Charge Base" in the Waypoint Income Rider section.
(5)	Policies issued with the base policy withdrawal charge do not incur additional annual withdrawal fees. Annual withdrawal fees are for policies issued with Optional Withdrawal Charge Riders. On a base policy, we will deduct any applicable withdrawal charge from Accumulation Value upon a full surrender or partial withdrawal. The fee is a percentage of each premium withdrawn, and decreases from 8% to 0% based on the number of years since receipt of premium, with 0% charged on and after 8 years from receipt of premium. See the CHARGES section for more information.
(6)	Deducted monthly to equal the annual percentage shown.
(7)	10% of the Accumulation Value may be withdrawn each year after the first Policy Year without a surrender charge. Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
(8)	Waived in all years after waiver threshold of $25,000 is met on a Policy Anniversary.
(9)	Charge is determined by applying the percentage to the Rider Charge Base and is deducted during the accumulation and withdrawal phases.

Administrative Expense, Maximum [Dollars]	$ 50	[8],[9]
Administrative Expense, Current [Dollars]	$ 40	[8],[9]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.35%	[10]
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%	[10]
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *	0.35%	2.02%
*	Before any waivers and reductions.

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *
Portfolio Company Expenses Minimum [Percent]	0.35%
Portfolio Company Expenses Maximum [Percent]	2.02%
Portfolio Company Expenses, Footnotes [Text Block]	Before any waivers and reductions.
Surrender Example [Table Text Block]

If you surrender your Policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]….......................	$15,205	$28,904	$41,598	$72,465
Four-Year Surrender Charge Rider[2]……………………………………	$12,424	$20,522	$22,325	$45,169
No Surrender Charge Rider[3]…………………………………………….	$4,669	$14,036	$23,442	$47,134
Base Policy minimum expenses[4]……………………………………….	$9,365	$11,354	$12,618	$16,088

Annuitize Example [Table Text Block]

If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]….......................	$7,205	$21,644	$36,118	$72,465
Four-Year Surrender Charge Rider[2]……………………………………	$4,424	$13,333	$22,325	$45,169
No Surrender Charge Rider[3]…………………………………………….	$4,669	$14,036	$23,442	$47,134
Base Policy minimum expenses[4]……………………………………….	$1,365	$4,244	$7,334	$16,088

No Surrender Example [Table Text Block]

If you do not surrender your Policy:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]….......................	$7,205	$21,644	$36,118	$72,465
Four-Year Surrender Charge Rider[2]……………………………………	$4,424	$13,333	$22,325	$45,169
No Surrender Charge Rider[3]…………………………………………….	$4,669	$14,036	$23,442	$47,134
Base Policy minimum expenses[4]……………………………………….	$1,365	$4,244	$7,334	$16,088

Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Not a Short-Term Investment

The Policy is unsuitable for short-term savings and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the 7-year surrender charge and the possibility for a tax penalty at the time of surrender. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

 Portfolio Company Risk of Loss

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses or by calling 800-745-1112.

 Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of the amounts held in the Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

 Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the annuity. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

 Surrender Risks

Upon a full surrender from your Policy, we deduct a withdrawal charge, if applicable, from the total Accumulation Value. Withdrawal charges apply for up to 7 years after your last premium payment. Depending on your Accumulation Value and the time at which you are considering surrender, there may be little or no Cash Surrender Value payable to you. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all of your rights in the Policy end. A surrender before age 59 ½ may also result in tax penalties.

 Partial Withdrawal Risks

Upon a partial withdrawal from your Policy, we will deduct a withdrawal charge, if applicable. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. Partial withdrawals may reduce the amount of the death benefit. Taxes and tax penalties may apply.

 Limitations on Access to Cash Value

We limit partial withdrawals to amounts not less than $250 and require you to have not less than $1,000 in remaining Cash Surrender Value. We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone payments or any transfers out of a Subaccount if: (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial surrender or a transfer from the Fixed Account for up to six months from the date we received your Written Notice requesting the surrender after we request and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

 Waypoint Income Rider Risks

For Policies issued on or after September 1, 2020, the Waypoint Income Rider is not available to be elected at issue or added after issue. The Waypoint Income Rider benefit does not guarantee the Policy Value at any time. If the Waypoint Income Rider is elected, it guarantees the ultimate withdrawal benefit, NOT the Policy Value.

While the Waypoint Income Rider is in force, all of your Policy's Accumulation Value must be allocated to the permitted Investment Options approved for use with this rider. See Appendix A for allocation limitations relating to the Waypoint Income Rider. You may transfer your Policy's Accumulation Value between the permitted Investment Options; however, any transfer of your Policy's Accumulation Value to an Investment Option that is not a permitted Investment Option will result in termination of the Waypoint Income Rider.

Although these Investment Options are intended to mitigate investment risk, there is a risk that investing pursuant to a permitted Investment Option will still lose value. For information about risks related to, and more detail about the permitted Investment Options, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options. We reserve the right to change at any time the permitted Investment Options and/or place additional restrictions on the number of Investment Options that you are allowed to select, or the percentages you may allocate to each Investment Option while the Waypoint Income Rider is in force.

The Waypoint Income Rider will terminate if you allocate any portion of your Policy's Accumulation Value or subsequent premium payment to an Investment Option that is inconsistent with the permitted Investment Options.

 Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the portfolio companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each Portfolio Company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (see GENERAL DESCRIPTION OF THE POLICY/Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See GENERAL DESCRIPTION OF THE POLICY/Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

 Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

 Market Timing Risks

Investments in variable annuity products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

 Termination Risks

Ameritas Life has the right to terminate the Policy if the Accumulation Value is less than $1,000 and no premiums have been paid in 24 months (does not apply to IRAs). Also, it is possible that either through low investment returns or interest credited to the Fixed Account, there may not be sufficient Accumulation Value to cover any applicable Policy fees. If this happens, the Policy Owner may need to add premium either to meet the 24 month rule, or to keep the Accumulation Value positive.

 Tax Risks

Federal income tax laws may affect your investment in your Policy. This discussion is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). This prospectus is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. In addition, a 10% penalty may apply.

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.

 Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

 Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

 Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE POLICY

The following table summarizes information about the benefits available under the Policy.*

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Standard Death Benefit	Upon any Owner’s death before the Maturity Date, a death benefit is paid to your Beneficiary(ies). The death benefit equals your Accumulation Value (without deduction of the withdrawal charge) on the date that both satisfactory proof of death and direction with regard to the benefit payout are received.	Standard	0%	Certain ownership changes, withdrawals and assignments could reduce the death benefit. We may limit purchase payments for all annuities held with us to $1,000,000.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Step-Up Death Benefit ("Step-Up GMDB")	Any increase in Policy Accumulation Value is locked in as the new Step-Up Guaranteed Minimum Death Benefit on the Policy Anniversary.	Optional	0.50%

Available at issue only and not older than age 75.

Step-up continues until age 80.

Your election cannot be changed or revoked.

At age 95 the rider terminates and the death benefit becomes the standard death benefit.

We reserve the right to impose limitations on the Investment Options you may select with this rider, and may change or impose additional limitations or restrictions.

Not available with the Return of Premium Death Benefit.

May not be available in your state.

Return of Premium Death Benefit	The greater of the Policy's Accumulation Value and the adjusted guaranteed premium is paid as the death benefit.	Optional	0.20%

Available at issue only and not older than age 85.

Your election cannot be changed or revoked.

At age 95 the rider terminates and the death benefit becomes the standard death benefit.

Not available with the Step-Up Death Benefit.

May not be available in your state.

Enhanced Death Benefit	This rider provides an additional death benefit that helps to offset taxes based on policy gains.	Optional	0.40%

Available at issue only and not older than age 75.

Your election cannot be changed or revoked.

At age 95 the rider terminates and the death benefit becomes the standard death benefit.

Your election cannot be changed or revoked.

May not be available in your state.

Minimum Premium Rider	Allows you to purchase the Policy for less than the $25,000 initial premium requirement.	Optional	0.50%	Only available at Policy issue. Issue ages 0-85 for the Owner and Annuitant. The minimum premium can be as low as $2,000 for a non-qualified annuity.
Enhanced Dollar Cost Averaging Program	Credit bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program.	Optional	0.00%

Only available at Policy issue. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

4-Year Surrender Charge Rider	Shortens the withdrawal period from the Policy’s standard 7-year period.	Optional	0.35%

Only available at Policy issue.

Available for issue ages 0-85.

Each Withdrawal must be at least $250.

4-Year Surrender Charge Rider is not available with No Surrender Charge Rider.

Other riders that may be used with the 4-Year Surrender Charge Rider are Return of Premium and Minimum Premium.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
No Surrender Charge Rider	Shortens the withdrawal period from the Policy's standard 7-year period.	Optional	0.60%

Only available at Policy issue.

Available for issue ages 0-85.

Each withdrawal must be at least $250.

Other riders that may be used with the No Surrender Charge Rider are Return of Premium and Minimum Premium.

With the No Surrender Charge Rider there are restrictions to the Fixed Account.

Waypoint Income Rider Single Life	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Accumulation Value, until the death of the last surviving Covered Person.	Optional	2.00%**

Available only for Policies issued prior to September 1, 2020.

The rider was available at issue for Policy Owners Attained Age 50 through Attained Age 85 years.

One withdrawal per Policy Year allowed during the Accumulation Phase without initiating the Withdrawal Phase.

A second request for a withdrawal per Policy Year will automatically convert the rider to the Withdrawal Phase.

While this Rider is in force all Policy Accumulation Value must be allocated to the permitted Investment Options or the Rider will terminate.

For Policies purchased prior to September 1, 2020, if the Owner was not Attained Age 50, they could add the rider to their Policy on the Policy Anniversary nearest their 50th birthday, provided the rider is available at that time.

Waypoint Income Rider Joint Spousal – for non-qualified and IRA plans only	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Accumulation Value, until the death of the last surviving Covered Person.	Optional	2.50%**

Available only for Policies issued prior to September 1, 2020.

The rider was available at issue for Policy Owners Attained Age 50 through Attained Age 85 years.

One withdrawal per Policy Year allowed during the Accumulation Phase without initiating the Withdrawal Phase.

A second request for a withdrawal per Policy Year will automatically convert the rider to the Withdrawal Phase.

While this Rider is in force all Policy Accumulation Value must be allocated to the permitted Investment Options or the Rider will terminate.

For Policies purchased prior to September 1, 2020, if the Owner was not Attained Age 50, they could add the rider to their Policy on the Policy Anniversary nearest their 50th birthday, provided the rider is available at that time.

*

These options are currently only available at Policy issue. Certain options may not be available in combination with other options. See the Allowable Benefit Rider Combinations chart below. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. The Waypoint Income Rider was available for Policies issued prior to September 1, 2020 only. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

**	Fee determined by applying % to Rider Charge Base

Item 17. Portfolio Companies (N-4) [Text Block]

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Prospectuses Available [Text Block]

APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of portfolio companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at ameritas.com/about/financial-strength/. You can also request this information at no cost by calling 800-745-1112 or by sending an email request to alictd@ameritas.com.

Portfolio Companies [Table Text Block]

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2022
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Relative Value Portfolio, Class B	0.84%*	-4.42%	7.82%	11.09%
	AllianceBernstein L.P. (AB VPS Growth and Income Portfolio prior to May 1, 2023)
Capital growth by investing in common stocks. Income is a secondary objective.	American Century VP Disciplined Core Value Fund, Class II	0.96%	-12.83%	6.59%	10.37%
	American Century Investment Management, Inc.
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund, Class 2	0.55%	-13.41%	5.33%	8.10%
	Capital Research and Management Company (SM)
Seeks to provide long-term growth of capital.	American Funds IS Global Growth Fund, Class 2	0.66%*	-24.74%	7.06%	10.15%
	Capital Research and Management Company (SM)
Seeks to provide growth of capital.	American Funds IS Growth Fund, Class 2	0.59%	-29.94%	11.14%	13.64%
	Capital Research and Management Company (SM)
Seeks to achieve long-term growth of capital and income.	American Funds IS Growth-Income Fund, Class 2	0.53%	-16.50%	7.83%	11.54%
	Capital Research and Management Company (SM)
Seeks to provide long-term growth of capital.	American Funds IS International Fund, Class 2	0.78%	-20.79%	-1.03%	3.92%
	Capital Research and Management Company (SM)
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund, Class P2	0.90%*	-13.97%	2.83%	5.69%
	Capital Research and Management Company (SM) /
	Milliman Financial Risk Management LLC
Seeks to provide long-term capital appreciation.	American Funds IS New World Fund, Class 2	0.82%*	-22.10%	2.32%	4.27%
	Capital Research and Management Company (SM)
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund, Class 2	0.50%*	-8.45%	7.11%	11.30%
	Capital Research and Management Company (SM)
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400®Index (S&P 400 Index). [1]	BNY Mellon MidCap Stock Portfolio Service Shares	1.05%*	-14.29%	3.24%	8.60%
	BNY Mellon Investment Adviser, Inc. /
	Newton Investment Management North America, LLC
Seeks to match the performance of the Standard & Poor's® Small Cap 600 Index (S&P Small Cap 600 Index). [1]	BNY Mellon Small Cap Stock Index Portfolio, Service Shares	0.60%*	-16.65%	5.29%	10.20%
	BNY Mellon Investment Adviser, Inc.
Total return.	Calvert VP SRI Balanced Portfolio, Class F	0.89%	-15.47%	6.13%	7.28%
	Calvert Research and Management

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2022
			1 year	5 year	10 year
Growth and income.	Calvert VP Volatility Managed Growth Portfolio, Class F	0.91%*	-14.94%	2.11%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC
Income and growth.	Calvert VP Volatility Managed Moderate Growth Portfolio, Class F	0.89%*	-14.61%	2.19%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC
Current income.	Calvert VP Volatility Managed Moderate Portfolio, Class F	0.80%*	-14.17%	1.87%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC
Capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund, Class 2	0.92%	-18.94%	7.90%	11.70%
	Columbia Management Investment Advisers, LLC
Long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund, Class 2	1.37%*	-33.07%	-3.27%	1.29%
	Columbia Management Investment Advisers, LLC
High current income with capital growth secondary.	Columbia Variable Portfolio - High Yield Bond Fund, Class 2	0.91%*	-10.78%	2.14%	3.61%
	Columbia Management Investment Advisers, LLC
Capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund, Class 2	1.03%	-14.90%	1.13%	3.96%
	Columbia Management Investment Advisers, LLC
Long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund, Class 2	1.08%*	-9.66%	7.74%	10.60%
	Columbia Management Investment Advisers, LLC
Long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund, Class 2	1.10%*	-14.93%	4.38%	9.12%
	Columbia Management Investment Advisers, LLC
Total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund, Class 2	0.93%*	-11.52%	0.98%	2.10%
	Columbia Management Investment Advisers, LLC
To seek to provide total return.	Delaware Ivy VIP Asset Strategy, Class II	1.01%	-14.71%	4.32%	4.46%
	Delaware Management Company /
	Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
To seek to provide total return through a combination of capital appreciation and current income.	Delaware Ivy VIP Balanced, Class II	1.07%	-16.11%	5.57%	7.05%
	Delaware Management Company /
	Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Energy, Class II	1.23%	50.42%	-1.66%	-0.39%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
To seek to provide growth of capital.	Delaware Ivy VIP Global Growth, Class II	1.24%	-17.49%	6.72%	7.60%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income, Class II	0.92%	-11.12%	1.70%	3.56%
	Delaware Management Company /
	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
To seek to provide capital growth and appreciation.	Delaware Ivy VIP International Core Equity, Class II	1.18%	-14.32%	0.45%	4.80%
	Delaware Management Company /
	Macquarie Investment Management Global Limited

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2022
			1 year	5 year	10 year
To seek to provide growth of capital.	Delaware Ivy VIP Mid Cap Growth, Class II	1.17%	-30.78%	10.59%	11.39%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
To seek to provide growth of capital.	Delaware Ivy VIP Science and Technology, Class II	1.17%	-31.83%	8.53%	12.18%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
To seek to provide capital appreciation.	Delaware Ivy VIP Smid Cap Core, Class II	1.22%	-14.84%	4.14%	9.25%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
Capital appreciation.	DWS Alternative Asset Allocation VIP, Class B	1.21%	-7.74%	2.50%	2.14%
	DWS Investment Management Americas, Inc. /
	RREEF America L.L.C.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Service Class 2 [4]	0.85%	-26.49%	8.39%	11.15%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Service Class 2 [3,4]	0.49%	1.26%	0.93%	0.51%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. [1]	Fidelity® VIP Index 500 Portfolio, Service Class 2 [4]	0.35%	-18.42%	9.03%	12.17%
	Fidelity Management & Research Company LLC /
	Geode Capital Management, LLC.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Service Class 2 [4]	0.65%	-13.21%	0.38%	1.28%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Service Class 2 [4]	0.86%	-14.97%	5.68%	9.69%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Service Class 2 [4]	0.92%	-11.52%	1.09%	2.20%
	Fidelity Management & Research Company LLC /
	FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2	0.71%	-5.47%	4.30%	5.51%
	Franklin Advisers, Inc.
Seeks capital appreciation.	FTVIPT Franklin Mutual Global Discovery VIP Fund, Class 2	1.18%	-4.75%	3.66%	6.60%
	Franklin Mutual Advisers, LLC
Seeks long-term total return.	FTVIPT Franklin Small Cap Value VIP Fund, Class 2	0.91%*	-10.06%	5.48%	9.09%
	Franklin Mutual Advisers, LLC
Seeks long-term capital growth.	FTVIPT Templeton Foreign VIP Fund, Class 2	1.09%*	-7.61%	-1.97%	1.47%
	Templeton Investment Counsel, LLC
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.	FTVIPT Templeton Global Bond VIP Fund, Class 2	0.77%*	-4.95%	-2.32%	-0.78%
	Franklin Advisers, Inc.
Long-term capital appreciation.	Invesco V.I. American Value Fund, Series II	1.14%	-2.86%	6.32%	8.60%
	Invesco Advisers, Inc.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2022
			1 year	5 year	10 year
Provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund, Series II	0.92%	-1.93%	5.97%	9.53%
	Invesco Advisers, Inc.
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series II	1.27%	-25.14%	-1.16%	2.22%
	Invesco Advisers, Inc. /
	Invesco Asset Management Limited
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio, Service Shares	0.82%*	-13.90%	0.25%	1.10%
	Janus Henderson Investors US LLC
Seeks capital appreciation.	MFS® Blended Research® Core Equity Portfolio, Service Class	0.69%*	-16.20%	8.11%	11.48%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Blended Research® Small Cap Equity Portfolio, Service Class	0.79%*	-18.56%	5.14%	10.21%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Conservative Allocation Portfolio, Service Class	0.94%	-15.53%	2.69%	4.23%
	Massachusetts Financial Services Company
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Corporate Bond Portfolio, Service Class	0.88%*	-16.62%	0.03%	1.63%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Global Real Estate Portfolio, Service Class	1.17%*	-27.14%	3.23%	5.65%
	Massachusetts Financial Services Company
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Government Securities Portfolio, Service Class	0.83%*	-12.45%	-0.64%	0.14%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Growth Allocation Portfolio, Service Class	1.07%	-18.50%	5.42%	7.93%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Growth Series, Service Class	0.99%*	-31.80%	9.30%	12.77%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Moderate Allocation Portfolio, Service Class	0.98%	-16.91%	4.27%	6.30%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® New Discovery Series, Service Class	1.12%*	-29.99%	7.53%	9.71%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Service Class	1.03%*	0.48%	8.73%	8.35%
	Massachusetts Financial Services Company
Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.	Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class II	0.90%*	-14.58%	0.03%	1.76%
	Morgan Stanley Investment Management Inc.
Total return.	Morgan Stanley VIF Global Strategist Portfolio, Class II	1.00%*	-17.07%	1.80%	3.97%
	Morgan Stanley Investment Management Inc. /
	Morgan Stanley Investment Management Limited
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio, Class S	1.11%*	-28.83%	6.77%	9.95%
	Neuberger Berman Investment Advisers LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	1.25%*	-9.95%	2.67%	8.14%
	Neuberger Berman Investment Advisers LLC

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2022
			1 year	5 year	10 year
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class	1.39%*	8.66%	6.94%	-1.66%
	Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Emerging Markets Bond Portfolio, Advisor Class	1.14%	-15.80%	-0.95%	0.87%
	Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Advisor Class	0.77%	-5.84%	-0.02%	0.32%
	Pacific Investment Management Company LLC
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class	0.87%	-11.99%	1.86%	0.80%
	Pacific Investment Management Company LLC
Seeks maximum current income, consistent with preservation of capital and daily liquidity.	PIMCO Short-Term Portfolio, Advisor Class	0.70%*	-0.25%	1.16%	1.24%
	Pacific Investment Management Company LLC
Seeks long-term return consistent with preservation of capital.	Putnam VT Global Asset Allocation Fund, Class IB [5]	1.11%*	-16.03%	3.14%	6.53%
	Putnam Investment Management, LLC
Seeks capital appreciation.	Putnam VT Global Health Care Fund, Class IB [5]	1.01%	-4.67%	11.38%	13.07%
	Putnam Investment Management, LLC
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II	1.00%*	-38.66%	4.89%	11.40%
	T. Rowe Price Associates, Inc.
Long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund, Class S Shares	1.45%*	-13.36%	3.85%
	Van Eck Associates Corporation
Long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund, Class S Shares	1.33%	8.12%	4.01%	0.10%
	Van Eck Associates Corporation

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2022, reflect temporary fee reductions under such an arrangement.
1	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
2	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
4	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
5	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Additional Note Regarding Waypoint Income Rider

Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. Policies with the Waypoint Income Rider are required to allocate to the permitted Investment Options, which currently require 100% allocation to one of the following Subaccounts:

American Funds IS Managed Risk Asset Allocation

Calvert VP Volatility Managed Growth

Calvert VP Volatility Managed Moderate Growth

Calvert VP Volatility Managed Moderate

By imposing restrictions on Investment Options, we are not providing investment advice or managing the allocations of your Policy.

Policies issued with the No Surrender Charge Rider may not allocate more than 25% of each premium paid to the Fixed Account without our consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Portfolio Company Risk Of Loss [Member]
Prospectus:
Principal Risk [Text Block]

 Portfolio Company Risk of Loss

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses or by calling 800-745-1112.

Fixed Account Risks [Member]
Prospectus:
Principal Risk [Text Block]

 Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of the amounts held in the Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Insurance Company Risks [Member]
Prospectus:
Principal Risk [Text Block]

 Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the annuity. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Surrender Risks [Member]
Prospectus:
Principal Risk [Text Block]

 Surrender Risks

Upon a full surrender from your Policy, we deduct a withdrawal charge, if applicable, from the total Accumulation Value. Withdrawal charges apply for up to 7 years after your last premium payment. Depending on your Accumulation Value and the time at which you are considering surrender, there may be little or no Cash Surrender Value payable to you. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all of your rights in the Policy end. A surrender before age 59 ½ may also result in tax penalties.

Partial Withdrawal Risks [Member]
Prospectus:
Principal Risk [Text Block]

 Partial Withdrawal Risks

Upon a partial withdrawal from your Policy, we will deduct a withdrawal charge, if applicable. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not

Partial Withdrawal Risks Continued [Member]
Prospectus:
Principal Risk [Text Block]

 possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. Partial withdrawals may reduce the amount of the death benefit. Taxes and tax penalties may apply.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Policy, including loss of your premiums (principal).
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Policy is not a short term investment and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings. This Policy is not considered a short-term investment because of the 7-year surrender charge period and the possibility for taxes and a tax penalty. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.
Principal Risk [Text Block]

Not a Short-Term Investment

The Policy is unsuitable for short-term savings and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the 7-year surrender charge and the possibility for a tax penalty at the time of surrender. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Company.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Policy is subject to the risks related to the Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength, or is available upon request by contacting our Service Center at 800-745-1112.
A B V P S Relative Value Portfolio Class B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio, Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P. (AB VPS Growth and Income Portfolio prior to May 1, 2023)
Current Expenses [Percent]	0.84%	[11]
Average Annual Total Returns, 1 Year [Percent]	(4.42%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	11.09%
American Century V P Disciplined Core Value Fund Class I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth by investing in common stocks. Income is a secondary objective.
Portfolio Company Name [Text Block]	American Century VP Disciplined Core Value Fund, Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.83%)
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	10.37%
American Funds I S Asset Allocation Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.41%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	8.10%
American Funds I S Global Growth Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Global Growth Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.66%	[11]
Average Annual Total Returns, 1 Year [Percent]	(24.74%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.15%
American Funds I S Growth Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Growth Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
American Funds I S Growth Income Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds IS Growth-Income Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
American Funds I S International Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS International Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(20.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	3.92%
American Funds I S Managed Risk Asset Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Portfolio Company Name [Text Block]	American Funds IS Managed Risk Asset Allocation Fund, Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM) /
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.90%	[11]
Average Annual Total Returns, 1 Year [Percent]	(13.97%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.69%
American Funds I S New World Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds IS New World Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.82%	[11]
Average Annual Total Returns, 1 Year [Percent]	(22.10%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.27%
American Funds I S Washington Mutual Investors Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.50%	[11]
Average Annual Total Returns, 1 Year [Percent]	(8.45%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	11.30%
B N Y Mellon Mid Cap Stock Portfolio Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400®Index (S&P 400 Index). [1]	[12]
Portfolio Company Name [Text Block]	BNY Mellon MidCap Stock Portfolio Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc. /
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.05%	[11]
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	8.60%
B N Y Mellon Small Cap Stock Index Portfolio Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to match the performance of the Standard & Poor's® Small Cap 600 Index (S&P Small Cap 600 Index). [1]	[12]
Portfolio Company Name [Text Block]	BNY Mellon Small Cap Stock Index Portfolio, Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.60%	[11]
Average Annual Total Returns, 1 Year [Percent]	(16.65%)
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Calvert V P S R I Balanced Portfolio Class F [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio, Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.47%)
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Calvert V P Volatility Managed Growth Portfolio Class F [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and income.
Portfolio Company Name [Text Block]	Calvert VP Volatility Managed Growth Portfolio, Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management /
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC	[13]
Current Expenses [Percent]	0.91%	[11]
Average Annual Total Returns, 1 Year [Percent]	(14.94%)
Average Annual Total Returns, 5 Years [Percent]	2.11%
Calvert V P Volatility Managed Moderate Growth Portfolio Class F [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Income and growth.
Portfolio Company Name [Text Block]	Calvert VP Volatility Managed Moderate Growth Portfolio, Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management /
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC	[13]
Current Expenses [Percent]	0.89%	[11]
Average Annual Total Returns, 1 Year [Percent]	(14.61%)
Average Annual Total Returns, 5 Years [Percent]	2.19%
Calvert V P Volatility Managed Moderate Portfolio Class F [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Current income.
Portfolio Company Name [Text Block]	Calvert VP Volatility Managed Moderate Portfolio, Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management /
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC	[13]
Current Expenses [Percent]	0.80%	[11]
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	1.87%
Columbia Variable Portfolio Disciplined Core Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Disciplined Core Fund, Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(18.94%)
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Columbia Variable Portfolio Emerging Markets Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Fund, Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.37%	[11]
Average Annual Total Returns, 1 Year [Percent]	(33.07%)
Average Annual Total Returns, 5 Years [Percent]	(3.27%)
Average Annual Total Returns, 10 Years [Percent]	1.29%
Columbia Variable Portfolio High Yield Bond Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High current income with capital growth secondary.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - High Yield Bond Fund, Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.91%	[11]
Average Annual Total Returns, 1 Year [Percent]	(10.78%)
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Columbia Variable Portfolio Overseas Core Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Overseas Core Fund, Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	1.13%
Average Annual Total Returns, 10 Years [Percent]	3.96%
Columbia Variable Portfolio Select Mid Cap Value Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund, Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.08%	[11]
Average Annual Total Returns, 1 Year [Percent]	(9.66%)
Average Annual Total Returns, 5 Years [Percent]	7.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Columbia Variable Portfolio Select Small Cap Value Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Small Cap Value Fund, Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.10%	[11]
Average Annual Total Returns, 1 Year [Percent]	(14.93%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Columbia Variable Portfolio Strategic Income Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund, Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%	[11]
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	2.10%
Delaware Ivy V I P Asset Strategy Class I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy, Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company /
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Delaware Ivy V I P Balanced Class I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Balanced, Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company /
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(16.11%)
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Delaware Ivy V I P Energy Class I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Energy, Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company /
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	50.42%
Average Annual Total Returns, 5 Years [Percent]	(1.66%)
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
Delaware Ivy V I P Global Growth Class I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Global Growth, Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company /
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(17.49%)
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Delaware Ivy V I P High Income Class I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of high current income and capital appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP High Income, Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company /
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.12%)
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	3.56%
Delaware Ivy V I P International Core Equity Class I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP International Core Equity, Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company /
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Delaware Ivy V I P Mid Cap Growth Class I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Mid Cap Growth, Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company /
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(30.78%)
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Delaware Ivy V I P Science And Technology Class I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Science and Technology, Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company /
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(31.83%)
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Delaware Ivy V I P S M I D Cap Core Class I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Smid Cap Core, Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company /
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(14.84%)
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Delaware Alternative Asset Allocation V I P Class B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP, Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc. /
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	2.14%
Fidelity V I P Contrafund Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio, Service Class 2 [4]	[14]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Fidelity V I P Government Money Market Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio, Service Class 2 [3,4]	[14],[15]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	1.26%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	0.51%
Fidelity V I P Index 500 Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. [1]	[12]
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio, Service Class 2 [4]	[14]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC.
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	12.17%
Fidelity V I P Investment Grade Bond Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio, Service Class 2 [4]	[14]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
Fidelity V I P Mid Cap Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio, Service Class 2 [4]	[14]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Fidelity V I P Strategic Income Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income. The fund may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio, Service Class 2 [4]	[14]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
F T V I P T Franklin Income V I P Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	FTVIPT Franklin Income VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
F T V I P T Franklin Mutual Global Discovery V I P Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	FTVIPT Franklin Mutual Global Discovery VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	6.60%
F T V I P T Franklin Small Cap Value V I P Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Name [Text Block]	FTVIPT Franklin Small Cap Value VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%	[11]
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.09%
F T V I P T Templeton Foreign V I P Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	FTVIPT Templeton Foreign VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.09%	[11]
Average Annual Total Returns, 1 Year [Percent]	(7.61%)
Average Annual Total Returns, 5 Years [Percent]	(1.97%)
Average Annual Total Returns, 10 Years [Percent]	1.47%
F T V I P T Global Bond V I P Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.
Portfolio Company Name [Text Block]	FTVIPT Templeton Global Bond VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.77%	[11]
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
Invesco V I American Value Fund Series I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund, Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(2.86%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Invesco V I Diversified Dividend Fund Series I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide reasonable current income and long-term growth of income and capital.
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund, Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(1.93%)
Average Annual Total Returns, 5 Years [Percent]	5.97%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Invesco V I Global Real Estate Fund Series I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total return through growth of capital and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate Fund, Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. /
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(25.14%)
Average Annual Total Returns, 5 Years [Percent]	(1.16%)
Average Annual Total Returns, 10 Years [Percent]	2.22%
Janus Henderson Flexible Bond Portfolio Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio, Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%	[11]
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
M F S Blended Research Core Equity Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Blended Research® Core Equity Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%	[11]
Average Annual Total Returns, 1 Year [Percent]	(16.20%)
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	11.48%
M F S Blended Research Small Cap Equity Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Blended Research® Small Cap Equity Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%	[11]
Average Annual Total Returns, 1 Year [Percent]	(18.56%)
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	10.21%
M F S Conservative Allocation Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.
Portfolio Company Name [Text Block]	MFS® Conservative Allocation Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(15.53%)
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	4.23%
M F S Corporate Bond Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return with an emphasis on current income, but also considering capital appreciation.
Portfolio Company Name [Text Block]	MFS® Corporate Bond Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%	[11]
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.63%
M F S Global Real Estate Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Global Real Estate Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.17%	[11]
Average Annual Total Returns, 1 Year [Percent]	(27.14%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	5.65%
M F S Government Securities Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return with an emphasis on current income, but also considering capital appreciation.
Portfolio Company Name [Text Block]	MFS® Government Securities Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.83%	[11]
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	0.14%
M F S Growth Allocation Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.
Portfolio Company Name [Text Block]	MFS® Growth Allocation Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(18.50%)
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	7.93%
M F S Growth Series Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Growth Series, Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%	[11]
Average Annual Total Returns, 1 Year [Percent]	(31.80%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.77%
M F S Moderate Allocation Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.
Portfolio Company Name [Text Block]	MFS® Moderate Allocation Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(16.91%)
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	6.30%
M F S New Discovery Series Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® New Discovery Series, Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%	[11]
Average Annual Total Returns, 1 Year [Percent]	(29.99%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
M F S Utilities Series Series Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Utilities Series, Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%	[11]
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Morgan Stanley V I F Core Plus Fixed Income Portfolio Class I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Portfolio Company Name [Text Block]	Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.90%	[11]
Average Annual Total Returns, 1 Year [Percent]	(14.58%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.76%
Morgan Stanley V I F Global Strategist Portfolio Class I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	Morgan Stanley VIF Global Strategist Portfolio, Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc. /
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.00%	[11]
Average Annual Total Returns, 1 Year [Percent]	(17.07%)
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Neuberger Berman A M T Mid Cap Growth Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Growth Portfolio, Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.11%	[11]
Average Annual Total Returns, 1 Year [Percent]	(28.83%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.95%
Neuberger Berman A M T Mid Cap Intrinsic Value Portfolio Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.25%	[11]
Average Annual Total Returns, 1 Year [Percent]	(9.95%)
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	8.14%
P I M C O Commodity Real Return Strategy Portfolio Advisor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.39%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.66%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	(1.66%)
P I M C O Emerging Markets Bond Portfolio Advisor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(15.80%)
Average Annual Total Returns, 5 Years [Percent]	(0.95%)
Average Annual Total Returns, 10 Years [Percent]	0.87%
P I M C O Low Duration Portfolio Advisor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Low Duration Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	0.32%
P I M C O Real Return Portfolio Advisor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(11.99%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	0.80%
P I M C O Short Term Portfolio Advisor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum current income, consistent with preservation of capital and daily liquidity.
Portfolio Company Name [Text Block]	PIMCO Short-Term Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.70%	[11]
Average Annual Total Returns, 1 Year [Percent]	(0.25%)
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	1.24%
Putnam V T Global Asset Allocation Fund Class I B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation Fund, Class IB [5]	[16]
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.11%	[11]
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Putnam V T Global Health Care Fund Class I B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Global Health Care Fund, Class IB [5]	[16]
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(4.67%)
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	13.07%
T Rowe Price Blue Chip Growth Portfolio I I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio-II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%	[11]
Average Annual Total Returns, 1 Year [Percent]	(38.66%)
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Van Eck V I P Global Gold Fund Class S Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Portfolio Company Name [Text Block]	VanEck VIP Global Gold Fund, Class S Shares
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%	[11]
Average Annual Total Returns, 1 Year [Percent]	(13.36%)
Average Annual Total Returns, 5 Years [Percent]	3.85%
Van Eck V I P Global Resources Fund Class S Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund, Class S Shares
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	0.10%
Four Year Surrender Charge Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%	[17],[18]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,424	[19]
Surrender Expense, 3 Years, Maximum [Dollars]	20,522	[19]
Surrender Expense, 5 Years, Maximum [Dollars]	22,325	[19]
Surrender Expense, 10 Years, Maximum [Dollars]	45,169	[19]
Annuitized Expense, 1 Year, Maximum [Dollars]	4,424	[19]
Annuitized Expense, 3 Years, Maximum [Dollars]	13,333	[19]
Annuitized Expense, 5 Years, Maximum [Dollars]	22,325	[19]
Annuitized Expense, 10 Years, Maximum [Dollars]	45,169	[19]
No Surrender Expense, 1 Year, Maximum [Dollars]	4,424	[19]
No Surrender Expense, 3 Years, Maximum [Dollars]	13,333	[19]
No Surrender Expense, 5 Years, Maximum [Dollars]	22,325	[19]
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,169	[19]
Name of Benefit [Text Block]	4-Year Surrender Charge Rider
Purpose of Benefit [Text Block]	Shortens the withdrawal period from the Policy’s standard 7-year period.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%	[17],[18]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]

Only available at Policy issue.

Available for issue ages 0-85.

Each Withdrawal must be at least $250.

4-Year Surrender Charge Rider is not available with No Surrender Charge Rider.

Other riders that may be used with the 4-Year Surrender Charge Rider are Return of Premium and Minimum Premium.

Name of Benefit [Text Block]	4-Year Surrender Charge Rider
No Surrender Charge Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%	[18]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.40%	[18]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,669	[20]
Surrender Expense, 3 Years, Maximum [Dollars]	14,036	[20]
Surrender Expense, 5 Years, Maximum [Dollars]	23,442	[20]
Surrender Expense, 10 Years, Maximum [Dollars]	47,134	[20]
Annuitized Expense, 1 Year, Maximum [Dollars]	4,669	[20]
Annuitized Expense, 3 Years, Maximum [Dollars]	14,036	[20]
Annuitized Expense, 5 Years, Maximum [Dollars]	23,442	[20]
Annuitized Expense, 10 Years, Maximum [Dollars]	47,134	[20]
No Surrender Expense, 1 Year, Maximum [Dollars]	4,669	[20]
No Surrender Expense, 3 Years, Maximum [Dollars]	14,036	[20]
No Surrender Expense, 5 Years, Maximum [Dollars]	23,442	[20]
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 47,134	[20]
Name of Benefit [Text Block]	No Surrender Charge Rider
Purpose of Benefit [Text Block]	Shortens the withdrawal period from the Policy's standard 7-year period.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%	[18]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.40%	[18]
Brief Restrictions / Limitations [Text Block]

Only available at Policy issue.

Available for issue ages 0-85.

Each withdrawal must be at least $250.

Other riders that may be used with the No Surrender Charge Rider are Return of Premium and Minimum Premium.

With the No Surrender Charge Rider there are restrictions to the Fixed Account.

Name of Benefit [Text Block]	No Surrender Charge Rider
Minimum Premium Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%	[18],[21]
Name of Benefit [Text Block]	Minimum Premium Rider
Purpose of Benefit [Text Block]	Allows you to purchase the Policy for less than the $25,000 initial premium requirement.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%	[18],[21]
Brief Restrictions / Limitations [Text Block]	Only available at Policy issue. Issue ages 0-85 for the Owner and Annuitant. The minimum premium can be as low as $2,000 for a non-qualified annuity.
Name of Benefit [Text Block]	Minimum Premium Rider
Minimum Premium Riderr [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%	[18],[21]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%	[18],[21]
Step Up Death Benefit Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%	[18]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%	[18]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%	[18]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%	[18]
Return Of Premium Death Benefit Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%	[18]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%	[18]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%	[18]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%	[18]
Enhanced Death Benefit Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%	[18]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%	[18]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%	[18]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%	[18]
Waypoint Income Rider Single Life [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[18],[22]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.25%	[18],[22]
Name of Benefit [Text Block]	Waypoint Income Rider Single Life
Purpose of Benefit [Text Block]	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Accumulation Value, until the death of the last surviving Covered Person.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[18],[22]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.25%	[18],[22]
Brief Restrictions / Limitations [Text Block]

Available only for Policies issued prior to September 1, 2020.

The rider was available at issue for Policy Owners Attained Age 50 through Attained Age 85 years.

One withdrawal per Policy Year allowed during the Accumulation Phase without initiating the Withdrawal Phase.

A second request for a withdrawal per Policy Year will automatically convert the rider to the Withdrawal Phase.

While this Rider is in force all Policy Accumulation Value must be allocated to the permitted Investment Options or the Rider will terminate.

For Policies purchased prior to September 1, 2020, if the Owner was not Attained Age 50, they could add the rider to their Policy on the Policy Anniversary nearest their 50th birthday, provided the rider is available at that time.

Name of Benefit [Text Block]	Waypoint Income Rider Single Life
Waypoint Income Rider Joint Life [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[18],[22]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.40%	[18],[22]
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[18],[22]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.40%	[18],[22]
Base Policy Highest Combination Of Expenses [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 15,205	[23]
Surrender Expense, 3 Years, Maximum [Dollars]	28,904	[23]
Surrender Expense, 5 Years, Maximum [Dollars]	41,598	[23]
Surrender Expense, 10 Years, Maximum [Dollars]	72,465	[23]
Annuitized Expense, 1 Year, Maximum [Dollars]	7,205	[23]
Annuitized Expense, 3 Years, Maximum [Dollars]	21,644	[23]
Annuitized Expense, 5 Years, Maximum [Dollars]	36,118	[23]
Annuitized Expense, 10 Years, Maximum [Dollars]	72,465	[23]
No Surrender Expense, 1 Year, Maximum [Dollars]	7,205	[23]
No Surrender Expense, 3 Years, Maximum [Dollars]	21,644	[23]
No Surrender Expense, 5 Years, Maximum [Dollars]	36,118	[23]
No Surrender Expense, 10 Years, Maximum [Dollars]	72,465	[23]
Base Policy Minimum Expenses [Member]
Prospectus:
Surrender Expense, 1 Year, Minimum [Dollars]	9,365	[24]
Surrender Expense, 3 Years, Minimum [Dollars]	11,354	[24]
Surrender Expense, 5 Years, Minimum [Dollars]	12,618	[24]
Surrender Expense, 10 Years, Minimum [Dollars]	16,088	[24]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,365	[24]
Annuitized Expense, 3 Years, Minimum [Dollars]	4,244	[24]
Annuitized Expense, 5 Years, Minimum [Dollars]	7,334	[24]
Annuitized Expense, 10 Years, Minimum [Dollars]	16,088	[24]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,365	[24]
No Surrender Expense, 3 Years, Minimum [Dollars]	4,244	[24]
No Surrender Expense, 5 Years, Minimum [Dollars]	7,334	[24]
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 16,088	[24]
Limitations On Access To Cash Value [Member]
Prospectus:
Principal Risk [Text Block]

 Limitations on Access to Cash Value

We limit partial withdrawals to amounts not less than $250 and require you to have not less than $1,000 in remaining Cash Surrender Value. We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone payments or any transfers out of a Subaccount if: (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial surrender or a transfer from the Fixed Account for up to six months from the date we received your Written Notice requesting the surrender after we request and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

Waypoint Income Rider Risks [Member]
Prospectus:
Principal Risk [Text Block]

 Waypoint Income Rider Risks

For Policies issued on or after September 1, 2020, the Waypoint Income Rider is not available to be elected at issue or added after issue. The Waypoint Income Rider benefit does not guarantee the Policy Value at any time. If the Waypoint Income Rider is elected, it guarantees the ultimate withdrawal benefit, NOT the Policy Value.

While the Waypoint Income Rider is in force, all of your Policy's Accumulation Value must be allocated to the permitted Investment Options approved for use with this rider. See Appendix A for allocation limitations relating to the Waypoint Income Rider. You may transfer your Policy's Accumulation Value between the permitted Investment Options; however, any transfer of your Policy's Accumulation Value to an Investment Option that is not a permitted Investment Option will result in termination of the Waypoint Income Rider.

Although these Investment Options are intended to mitigate investment risk, there is a risk that investing pursuant to a permitted Investment Option will still lose value. For information about risks related to, and more detail about the permitted Investment Options, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options. We reserve the right to change at any time the permitted Investment Options and/or place additional restrictions on the number of Investment Options that you are allowed to select, or the percentages you may allocate to each Investment Option while the Waypoint Income Rider is in force.

The Waypoint Income Rider will terminate if you allocate any portion of your Policy's Accumulation Value or subsequent premium payment to an Investment Option that is inconsistent with the permitted Investment Options.

Transfer Risks [Member]
Prospectus:
Principal Risk [Text Block]

 Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the portfolio companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each Portfolio Company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (see GENERAL DESCRIPTION OF THE POLICY/Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See GENERAL DESCRIPTION OF THE POLICY/Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential For Increased Charges [Member]
Prospectus:
Principal Risk [Text Block]

 Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks [Member]
Prospectus:
Principal Risk [Text Block]

 Market Timing Risks

Investments in variable annuity products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Termination Risks [Member]
Prospectus:
Principal Risk [Text Block]

 Termination Risks

Ameritas Life has the right to terminate the Policy if the Accumulation Value is less than $1,000 and no premiums have been paid in 24 months (does not apply to IRAs). Also, it is possible that either through low investment returns or interest credited to the Fixed Account, there may not be sufficient Accumulation Value to cover any applicable Policy fees. If this happens, the Policy Owner may need to add premium either to meet the 24 month rule, or to keep the Accumulation Value positive.

Tax Risks [Member]
Prospectus:
Principal Risk [Text Block]

 Tax Risks

Federal income tax laws may affect your investment in your Policy. This discussion is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). This prospectus is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. In addition, a 10% penalty may apply.

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.

Cybersecurity Risk [Member]
Prospectus:
Principal Risk [Text Block]

 Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

Restrictions On Financial Transactions [Member]
Prospectus:
Principal Risk [Text Block]

 Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters [Member]
Prospectus:
Principal Risk [Text Block]

 Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

Step Up Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Name of Benefit [Text Block]	Step-Up Death Benefit ("Step-Up GMDB")
Purpose of Benefit [Text Block]	Any increase in Policy Accumulation Value is locked in as the new Step-Up Guaranteed Minimum Death Benefit on the Policy Anniversary.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Brief Restrictions / Limitations [Text Block]

Available at issue only and not older than age 75.

Step-up continues until age 80.

Your election cannot be changed or revoked.

At age 95 the rider terminates and the death benefit becomes the standard death benefit.

We reserve the right to impose limitations on the Investment Options you may select with this rider, and may change or impose additional limitations or restrictions.

Not available with the Return of Premium Death Benefit.

May not be available in your state.

Name of Benefit [Text Block]	Step-Up Death Benefit ("Step-Up GMDB")
Return Of Premium Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium Death Benefit
Purpose of Benefit [Text Block]	The greater of the Policy's Accumulation Value and the adjusted guaranteed premium is paid as the death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]

Available at issue only and not older than age 85.

Your election cannot be changed or revoked.

At age 95 the rider terminates and the death benefit becomes the standard death benefit.

Not available with the Step-Up Death Benefit.

May not be available in your state.

Name of Benefit [Text Block]	Return of Premium Death Benefit
Enhanced Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Name of Benefit [Text Block]	Enhanced Death Benefit
Purpose of Benefit [Text Block]	This rider provides an additional death benefit that helps to offset taxes based on policy gains.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]

Available at issue only and not older than age 75.

Your election cannot be changed or revoked.

At age 95 the rider terminates and the death benefit becomes the standard death benefit.

Your election cannot be changed or revoked.

May not be available in your state.

Name of Benefit [Text Block]	Enhanced Death Benefit
Enhanced Dollar Cost Averaging Program [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Enhanced Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Credit bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

Only available at Policy issue. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

Name of Benefit [Text Block]	Enhanced Dollar Cost Averaging Program
Waypoint Income Rider Joint Spousal [Member]
Prospectus:
Name of Benefit [Text Block]	Waypoint Income Rider Joint Spousal – for non-qualified and IRA plans only
Purpose of Benefit [Text Block]	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Accumulation Value, until the death of the last surviving Covered Person.
Brief Restrictions / Limitations [Text Block]

Available only for Policies issued prior to September 1, 2020.

The rider was available at issue for Policy Owners Attained Age 50 through Attained Age 85 years.

One withdrawal per Policy Year allowed during the Accumulation Phase without initiating the Withdrawal Phase.

A second request for a withdrawal per Policy Year will automatically convert the rider to the Withdrawal Phase.

While this Rider is in force all Policy Accumulation Value must be allocated to the permitted Investment Options or the Rider will terminate.

For Policies purchased prior to September 1, 2020, if the Owner was not Attained Age 50, they could add the rider to their Policy on the Policy Anniversary nearest their 50th birthday, provided the rider is available at that time.

Name of Benefit [Text Block]	Waypoint Income Rider Joint Spousal – for non-qualified and IRA plans only
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]

Upon any Owner’s death before the Maturity Date, a death benefit is paid to your Beneficiary(ies).

The death benefit equals your Accumulation Value (without deduction of the withdrawal charge) on the date that both satisfactory proof of death and direction with regard to the benefit payout are received.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Certain ownership changes, withdrawals and assignments could reduce the death benefit. We may limit purchase payments for all annuities held with us to $1,000,000.
Name of Benefit [Text Block]	Standard Death Benefit

[1]	An Annual Policy Fee is also withdrawn each Policy Anniversary. The Maximum Annual Policy Fee is $50, and the Minimum Annual Policy Fee is $40. The Annual Policy Fee is waived only in those Policy Years that Accumulation Value is at least $50,000 on a Policy Anniversary.
[2]	Deducted daily from assets allocated to the Separate Account to equal the annual percentage shown.
[3]	The total of mortality and expense risk charge plus administrative fee.
[4]	Total operating expenses charged by the portfolio companies before any waivers or reductions.
[5]	Deducted monthly from Accumulation Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the Return of Premium Death Benefit Rider.
[6]	Charge is determined by applying the percentage to the Rider Charge Base and is deducted during the accumulation and withdrawal phases. Deducted monthly from Accumulation Value to equal the annual % shown. This charge is the maximum charge for the most expensive optional benefit, the Waypoint Income Rider – Joint Spousal. Not available in qualified employer retirement plans. Available in IRAs (Traditional, Roth, SEP, and SIMPLE) and non-qualified plans.
[7]	Charges and Fees are more fully explained in the CHARGES section.
[8]	Annual Policy Fee waived only in those Policy Years that Accumulation Value is at least $50,000 on a Policy Anniversary.
[9]	Deducted at the end of the Policy Year or upon a total surrender.
[10]	Base Policy Expenses include both the mortality and expense charge and administrative fee. These expenses are deducted daily from assets allocated to the Separate Account to equal the annual % shown.
[11]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2022, reflect temporary fee reductions under such an arrangement.
[12]	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
[13]	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
[14]	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
[15]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[16]	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
[17]	10% of the Accumulation Value may be withdrawn each year after the first Policy Year without a surrender charge. Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
[18]	Deducted monthly to equal the annual percentage shown.
[19]	This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.05% for the maximum combination of optional rider charges (0.35% for the Four-Year Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.02%).
[20]	This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.30% for the maximum combination of optional rider charges (0.60% for the No Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.02%).
[21]	Waived in all years after waiver threshold of $25,000 is met on a Policy Anniversary.
[22]	Charge is determined by applying the percentage to the Rider Charge Base and is deducted during the accumulation and withdrawal phases.
[23]	This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 3.90% for the maximum combination of optional rider charges (2.50% for the Waypoint Income Rider – joint spousal; 0.50% for the Minimum Premium Rider; 0.40% for the Enhanced Death Benefit Rider; and 0.50% for the Step-Up Death Benefit Rider); plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.02%).
[24]	This example assumes current charges of 1.00% for Separate Account annual expenses; no riders; no annual policy fee (based on a $100,000 Policy); plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.35)%.